DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
February 28, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 97.7%
Austria — 1.2%
ANDRITZ AG
573 49,798
AT&S Austria Technologie &
Systemtechnik AG *
208 12,608
BAWAG Group AG, 144A *
661 103,097
CA Immobilien Anlagen AG
353 11,012
CPI Europe AG *
297 5,639
DO & CO AG
68 17,315
Erste Group Bank AG
2,662 316,744
EVN AG
297 10,388
Kontron AG
325 9,017
Lenzing AG *
175 5,056
Oesterreichische Post AG
320 13,272
OMV AG
1,236 80,033
Palfinger AG
124 5,678
Porr AG
116 5,366
Raiffeisen Bank International AG
1,204 60,121
UNIQA Insurance Group AG
922 18,237
Verbund AG
569 40,541
Vienna Insurance Group AG
Wiener Versicherung Gruppe
300 23,360
voestalpine AG
983 56,380
Wienerberger AG
904 29,695
(Cost $578,447)
873,357
Belgium — 3.0%
Ackermans & van Haaren NV
196 67,301
Aedifica SA REIT
431 40,054
Ageas SA/NV
1,271 94,464
Anheuser-Busch InBev SA/NV
8,458 687,786
Azelis Group NV
2,153 21,357
Barco NV
562 7,245
Bekaert SA
318 16,439
Cofinimmo SA REIT
317 34,722
Colruyt Group NV
324 13,131
Deme Group NV
66 15,379
D'ieteren Group
193 41,824
Elia Group SA/NV
375 59,730
Euronav NV
1,063 15,625
Fagron
583 15,672
Financiere de Tubize SA
191 51,118
Galapagos NV *
308 10,343
Gimv NV
191 10,585
Groupe Bruxelles Lambert NV
668 67,131
KBC Ancora
309 27,493
KBC Group NV
1,980 268,583
Kinepolis Group NV
124 3,993
Lotus Bakeries NV
3 37,291
Melexis NV
191 12,830
Montea NV REIT
154 14,266
Ontex Group NV *
583 3,196
Number
of Shares Value $
Proximus SADP
1,100 9,079
Recticel SA
354 4,819
Retail Estates NV REIT
109 8,874
Sofina SA
133 39,571
Solvay SA
666 21,814
Syensqo SA
630 36,007
Tessenderlo Group SA
184 5,848
UCB SA
1,084 323,160
Umicore SA
1,550 33,003
Vastned NV REIT *
98 3,613
VGP NV
100 12,998
Warehouses De Pauw CVA REIT
1,753 53,938
X-Fab Silicon Foundries SE,
144A *
383 2,119
Xior Student Housing NV REIT
280 9,925
(Cost $1,692,762)
2,202,326
Czech Republic — 0.1%
CSG NV *
(Cost $61,279)
1,704 64,088
Finland — 3.5%
Bittium Oyj
241 7,603
Citycon OYJ *
1,070 4,797
Elisa OYJ
1,178 60,465
Finnair OYJ *
601 2,471
Fortum OYJ
3,962 92,741
Harvia OYJ
154 6,733
Hiab OYJ
349 20,099
Huhtamaki OYJ
800 29,909
Kalmar OYJ, Class B
349 20,066
Kemira OYJ
1,079 26,136
Kempower OYJ *
153 2,341
Kesko OYJ, Class B
2,340 57,677
Kojamo OYJ *
1,177 13,706
Kone OYJ, Class B
2,916 220,584
Konecranes OYJ
573 67,909
Mandatum OYJ
3,561 28,747
Marimekko OYJ
227 3,009
Metsa Board OYJ, Class B
1,559 5,795
Metso Corp.
5,792 121,170
Neste OYJ
3,719 93,073
Nokia OYJ
45,414 347,939
Nokian Renkaat OYJ
1,049 13,225
Nordea Bank Abp
26,517 515,420
Orion OYJ, Class B
950 75,995
Outokumpu OYJ
3,920 26,518
Puuilo OYJ
818 11,695
QT Group OYJ *
188 4,883
Revenio Group OYJ
193 4,242
Sampo OYJ, Class A
20,898 231,819
Stora Enso OYJ, Class R
5,020 68,243
TietoEVRY OYJ
943 21,148

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Tokmanni Group Corp.
432 4,094
UPM-Kymmene OYJ
4,419 140,876
Valmet OYJ
1,203 40,469
Wartsila OYJ Abp
4,252 185,392
YIT OYJ *
1,048 3,527
(Cost $1,983,849)
2,580,516
France — 27.5%
Accor SA
1,623 94,468
Aeroports de Paris SA
288 40,292
Air France-KLM *
985 14,316
Air Liquide SA
4,969 1,046,514
Airbus SE
5,103 1,110,914
Alstom SA *
3,083 103,057
Altarea SCA REIT
49 7,446
Alten SA
247 18,547
Amundi SA, 144A
523 50,087
Antin Infrastructure Partners SA
314 3,584
ARGAN SA REIT
85 7,141
Arkema SA
497 36,380
Assystem SA
10 540
Aubay
32 1,720
AXA SA
14,334 702,211
Ayvens SA, 144A
3,025 38,603
Beneteau SACA
184 1,746
BioMerieux
335 39,584
BNP Paribas SA
8,602 970,674
Bollore SE
6,492 38,017
Bouygues SA
1,673 104,139
Bureau Veritas SA
2,942 102,272
Capgemini SE
1,333 168,454
Carmila SA REIT *
598 13,086
Carrefour SA
5,203 98,643
Cie de Saint-Gobain SA
3,786 385,798
Cie des Alpes
189 6,476
Cie Generale des Etablissements
Michelin SCA
5,612 228,111
Clariane SE *
1,343 6,459
Coface SA
1,028 19,022
Covivio SA REIT
526 38,628
Credit Agricole SA
9,218 204,606
Danone SA
5,541 475,592
Dassault Aviation SA
160 64,014
Dassault Systemes SE
5,701 124,958
Derichebourg SA
889 9,900
Edenred SE
2,160 50,024
Eiffage SA
604 104,341
Elior Group SA, 144A
784 2,581
Elis SA
1,436 46,085
Emeis SA *
754 13,702
Engie SA
15,573 532,343
Equasens
49 2,047
Number
of Shares Value $
Eramet SA (a)
69 4,827
EssilorLuxottica SA
2,578 685,997
Etablissements Maurel et Prom
SA
403 4,250
Eurazeo SE
381 22,428
Eutelsat Communications SACA
*
2,646 7,050
Exail Technologies SA *
71 10,420
Exosens SAS
241 17,741
FDJ UNITED
978 29,653
Fnac Darty SA
124 5,187
Forvia SE *
1,363 19,455
Gaztransport Et Technigaz SA
301 68,500
Gecina SA REIT
400 37,079
Getlink SE
2,436 53,020
Havas NV *
724 14,791
Hermes International SCA
270 653,697
ICADE REIT
320 8,099
ID Logistics Group SACA *
31 14,670
Imerys SA
280 8,106
Interparfums SA
222 6,484
Ipsen SA
348 67,889
IPSOS SA
350 14,251
JCDecaux SE
533 11,047
Kaufman & Broad SA
97 3,719
Kering SA
635 214,515
Klepierre SA REIT
1,812 76,265
Legrand SA
2,235 406,299
LISI SA
225 14,888
L'Oreal SA
2,058 966,371
Louis Hachette Group
5,317 10,781
LVMH Moet Hennessy Louis
Vuitton SE
2,132 1,370,682
Manitou BF SA
66 1,837
Medincell SA *
195 5,309
Mercialys SA REIT
853 12,357
Mersen SA
189 6,220
Metropole Television SA
193 2,641
Nanobiotix SA *
298 9,085
Nexans SA
325 46,966
Nexity SA *
320 3,605
Opmobility
449 9,035
Orange SA
15,803 339,659
Pernod Ricard SA
1,725 159,514
Peugeot Invest SA
32 2,760
Pierre Et Vacances SA *
631 1,379
Planisware SA
174 3,310
Pluxee NV
814 10,888
Publicis Groupe SA
1,963 174,935
Quadient SA
280 4,473
Remy Cointreau SA
198 9,756
Renault SA
1,700 64,500

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Rexel SA
1,959 85,345
Robertet SA
7 7,246
Rubis SCA
713 30,869
Safran SA
3,045 1,223,311
Sanofi SA
9,433 916,205
Sartorius Stedim Biotech
251 54,304
Schneider Electric SE
4,699 1,536,333
SCOR SE
1,483 54,147
SEB SA
193 11,893
Seche Environnement SACA
24 1,906
Societe BIC SA
154 9,899
Societe Generale SA
5,919 516,569
Sodexo SA
780 42,764
SOITEC *
208 10,052
Sopra Steria Group
140 21,704
SPIE SA
1,265 78,473
Technip Energies NV
1,189 51,448
Teleperformance SE
448 27,251
Television Francaise 1 SA
317 2,723
Thales SA
807 243,060
Tikehau Capital SCA
357 7,973
TotalEnergies SE
17,047 1,355,204
Trigano SA
65 12,903
Ubisoft Entertainment SA *
1,035 5,092
Unibail-Rodamco-Westfield
REIT *
1,063 133,329
Valeo SE
1,745 25,341
Vallourec SACA
1,442 33,668
Valneva SE *
1,495 8,356
Veolia Environnement SA
5,394 229,193
Vicat SACA
158 13,293
Vinci SA
4,221 701,996
Virbac SACA
36 15,739
Viridien *
54 6,961
Vivendi SE *
5,150 13,400
Voltalia SA *
251 2,091
Vusion
52 7,342
Wavestone
49 2,799
Wendel SE
173 18,162
Worldline SA, 144A * (a)
2,171 4,013
(Cost $17,376,507)
20,345,869
Germany — 24.6%
Adesso SE
28 2,064
adidas AG
1,474 275,534
AIXTRON SE
986 32,156
Allianz SE
3,263 1,473,596
Alzchem Group AG
51 8,979
Atoss Software SE
50 5,199
Aumovio SE *
483 24,141
Aurubis AG
211 43,082
Auto1 Group SE *
1,161 23,596
Number
of Shares Value $
BASF SE
7,634 439,291
Bayer AG
8,391 416,521
Bayerische Motoren Werke AG
2,418 255,597
Bechtle AG
751 30,348
Beiersdorf AG
826 105,067
Bilfinger SE
313 44,048
Brenntag SE
1,092 67,483
CANCOM SE
216 6,087
Carl Zeiss Meditec AG
352 11,280
CECONOMY AG *
1,369 7,312
Cewe Stiftung & Co. KGaA
32 3,789
Commerzbank AG
6,280 257,119
Continental AG
966 83,461
CTS Eventim AG & Co. KGaA
553 44,988
Daimler Truck Holding AG
3,897 198,140
Delivery Hero SE, 144A *
1,679 38,994
Dermapharm Holding SE
153 7,249
Deutsche Bank AG (b)
15,559 556,959
Deutsche Boerse AG
1,615 443,486
Deutsche Lufthansa AG
5,207 55,915
Deutsche Pfandbriefbank AG,
144A
1,082 4,592
Deutsche Post AG
7,885 466,778
Deutsche Telekom AG
31,571 1,271,704
Deutz AG
1,120 16,542
Douglas AG *
296 4,120
Duerr AG
443 12,798
E.ON SE
19,220 446,940
Eckert & Ziegler SE
372 6,778
Elmos Semiconductor SE
67 11,622
Energiekontor AG
67 3,099
Evonik Industries AG
1,987 34,725
Evotec SE *
1,308 9,088
Fielmann Group AG
189 10,329
flatexDEGIRO SE
786 28,624
Fraport AG Frankfurt Airport
Services Worldwide *
320 31,478
Freenet AG
1,000 32,707
Fresenius Medical Care AG
1,924 89,686
Fresenius SE & Co. KGaA
3,619 217,659
Friedrich Vorwerk Group SE
53 5,035
GEA Group AG
1,310 102,006
Gerresheimer AG
314 6,289
GFT Technologies SE
153 2,860
GRENKE AG
223 3,868
Hannover Rueck SE
507 154,441
Heidelberg Materials AG
1,136 254,433
HelloFresh SE *
1,434 8,182
Henkel AG & Co. KGaA
923 83,705
Hensoldt AG
567 49,846
HOCHTIEF AG
133 64,841

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Hornbach Holding AG & Co.
KGaA
73 7,418
HUGO BOSS AG
348 15,371
Hypoport SE *
27 2,935
Infineon Technologies AG
11,151 603,792
IONOS Group SE *
438 11,981
Jenoptik AG
536 17,822
JOST Werke SE, 144A
97 7,714
K+S AG
1,331 23,575
KION Group AG
661 45,300
Kloeckner & Co. SE
540 7,031
Knorr-Bremse AG
641 84,451
Krones AG
124 19,487
KWS Saat SE & Co KGaA
96 7,362
LANXESS AG
790 17,848
LEG Immobilien SE
678 56,720
MBB SE
3 723
Mercedes-Benz Group AG
6,162 429,580
Merck KGaA
1,089 165,092
MTU Aero Engines AG
463 199,903
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
1,118 733,964
Mutares SE & Co. KGaA
131 4,837
Nagarro SE
66 4,391
Nemetschek SE
508 40,697
Nordex SE *
1,153 58,746
Norma Group SE
195 3,641
PATRIZIA SE
325 3,141
Pfisterer Holding SE *
74 6,628
PNE AG (a)
283 2,923
ProSiebenSat.1 Media SE
1,064 5,909
Puma SE
818 22,965
Rational AG
45 39,268
RENK Group AG
739 49,711
Rheinmetall AG
393 772,478
RWE AG
5,418 349,160
SAF-Holland SE
437 10,265
Salzgitter AG
256 16,501
SAP SE
8,963 1,810,584
Schaeffler AG
1,687 20,651
Schott Pharma AG & Co. KGaA
352 6,147
Scout24 SE, 144A
669 57,113
Secunet Security Networks AG
28 6,280
Siemens AG
6,522 1,906,564
Siemens Energy AG
6,644 1,306,725
Siemens Healthineers AG, 144A
2,839 141,361
Siltronic AG
154 10,445
Sixt SE
124 9,641
SMA Solar Technology AG *
165 6,305
Stabilus SE
198 4,426
Stroeer SE & Co. KGaA
322 13,164
Number
of Shares Value $
Suedzucker AG (a)
535 6,404
SUSS MircoTec SE (a)
174 11,370
Symrise AG
1,115 102,210
TAG Immobilien AG
1,561 30,508
Talanx AG
562 71,054
TeamViewer SE, 144A *
1,184 6,497
thyssenkrupp AG
4,433 55,235
Thyssenkrupp Nucera AG & Co.
KGaA, 144A *
252 2,705
Tkms AG& Co KGaA *
221 25,056
TUI AG
3,832 36,585
United Internet AG
624 20,645
Verbio SE *
247 7,997
Vonovia SE
6,542 221,775
Vossloh AG
71 6,921
Wacker Chemie AG (a)
189 18,044
Wacker Neuson SE
222 5,469
Wuestenrot &
Wuerttembergische AG
153 2,994
Zalando SE, 144A *
2,020 49,527
(Cost $14,679,215)
18,225,988
Ireland — 1.5%
AerCap Holdings NV
1,437 214,745
AIB Group PLC
18,414 192,558
Bank of Ireland Group PLC
8,340 162,945
Cairn Homes PLC
5,809 16,370
Glanbia PLC
1,813 37,489
Glenveagh Properties PLC,
144A *
5,571 14,844
Irish Residential Properties REIT
PLC REIT
4,182 5,307
Kerry Group PLC, Class A
1,357 120,739
Kingspan Group PLC
1,296 129,170
Ryanair Holdings PLC
7,331 237,521
Uniphar PLC
2,081 10,057
(Cost $878,473)
1,141,745
Italy — 9.2%
A2A SpA
14,494 42,456
ACEA SpA
407 12,658
AMCO - Asset Management Co
SpA, Class B * (c)
13 0
Amplifon SpA
1,251 19,475
Ariston Holding NV
436 2,607
Arnoldo Mondadori Editore SpA
704 1,714
Ascopiave SpA
378 1,742
Avio SpA
399 16,666
Azimut Holding SpA
929 38,519
Banca Generali SpA
540 34,998
Banca IFIS SpA
197 5,726
Banca Mediolanum SpA
2,015 43,428
Banca Monte dei Paschi di Siena
SpA
16,750 164,232

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Banca Popolare di Sondrio SpA
843 17,133
Banco BPM SpA
9,612 142,367
BFF Bank SpA, 144A *
1,633 7,301
BPER Banca SPA
12,557 178,197
Brembo NV
1,253 14,894
Brunello Cucinelli SpA
289 28,118
Buzzi SpA
613 35,477
Carel Industries SpA, 144A
344 9,430
Cembre SpA
22 1,950
Cementir Holding NV
403 7,609
CIR SpA-Compagnie Industriali *
5,764 4,958
Credito Emiliano SpA
687 12,663
Danieli & C Officine Meccaniche
SpA
95 7,566
Danieli & C Officine Meccaniche
SpA-RSP
318 17,728
Davide Campari-Milano NV
5,503 41,472
De' Longhi SpA
545 25,102
DiaSorin SpA
202 16,994
El.En. SpA
352 5,906
Enav SpA, 144A
2,239 14,591
Enel SpA
69,602 838,373
Eni SpA
17,433 404,891
ERG SpA
573 16,886
Ferrari NV
1,077 409,009
Ferretti SpA (a)
1,322 6,058
Fila SpA
191 2,130
Fincantieri SpA *
1,112 18,960
FinecoBank Banca Fineco SpA
5,149 121,620
Generali
7,330 313,187
GVS SpA, 144A *
511 2,415
Hera SpA
7,265 37,994
Industrie De Nora SpA
280 2,213
Intercos SpA
450 6,593
Interpump Group SpA
619 28,598
Intesa Sanpaolo SpA
119,391 823,158
Iren SpA
4,989 16,754
Italgas SpA
5,348 69,132
Italmobiliare SpA
209 7,088
Iveco Group NV
1,611 36,453
Juventus Football Club SpA
* (a)
1,066 2,955
Leonardo SpA
3,470 232,889
Lottomatica Group SpA
2,138 51,889
LU-VE SpA
5 238
Maire SpA
1,176 21,344
MARR SpA
280 3,123
MFE-MediaForEurope NV, Class
A
3,089 11,293
MFE-MediaForEurope NV, Class
B
383 1,810
Moncler SpA
1,967 135,827
Newprinces SpA *
287 7,189
Number
of Shares Value $
Nexi SpA, 144A
4,793 19,697
OVS SpA, 144A
1,733 10,165
Pharmanutra SpA
31 2,454
Piaggio & C SpA
1,287 2,757
Pirelli & C SpA, 144A
4,184 31,512
Poste Italiane SpA, 144A
4,043 108,682
Prysmian SpA
2,436 295,034
RAI Way SpA, 144A
813 5,937
Recordati Industria Chimica e
Farmaceutica SpA
997 57,041
Reply SpA
184 19,720
Safilo Group SpA *
3,032 6,757
Saipem SpA
10,409 43,921
Salvatore Ferragamo SpA *
728 5,806
Sanlorenzo SpA
97 3,822
Sesa SpA
66 6,017
Snam SpA
17,767 138,347
SOL SpA
307 18,718
Tamburi Investment Partners
SpA
851 9,573
Technogym SpA, 144A
1,061 23,318
Technoprobe SpA *
1,319 26,713
Telecom Italia SpA *
101,914 76,612
Telecom Italia SpA-RSP *
51,657 45,278
Terna - Rete Elettrica Nazionale
12,360 148,967
UniCredit SpA
12,029 1,029,198
Unipol Assicurazioni SpA
2,858 71,458
Webuild SpA
3,052 11,915
Wiit SpA
65 2,047
Zignago Vetro SpA
280 2,574
(Cost $4,795,605)
6,827,786
Luxembourg — 0.8%
APERAM SA
412 21,625
ArcelorMittal SA
3,648 239,145
Aroundtown SA *
7,423 26,804
Befesa SA, 144A
315 12,655
CVC Capital Partners PLC, 144A
1,831 26,157
d'Amico International Shipping
SA
423 3,901
Eurofins Scientific SE
1,059 85,290
Grand City Properties SA *
603 7,895
RTL Group SA
316 13,871
SES SA
3,432 25,649
Shurgard Self Storage Ltd. REIT
326 10,747
Tenaris SA
3,329 90,944
(Cost $410,850)
564,683
Netherlands — 14.7%
Aalberts NV
811 33,750
ABN AMRO Bank NV CVA, 144A
5,038 168,824
Adyen NV, 144A *
217 255,074
Aegon Ltd.
10,803 82,129

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Akzo Nobel NV
1,513 106,586
AMG Critical Materials NV
251 9,906
Arcadis NV
593 20,965
Argenx SE *
527 409,365
ASM International NV
397 335,028
ASML Holding NV
3,330 4,853,097
ASR Nederland NV
1,386 100,620
Basic-Fit NV, 144A *
432 16,049
BE Semiconductor Industries NV
616 137,858
Corbion NV
476 10,951
Eurocommercial Properties NV
REIT
362 12,169
Euronext NV, 144A
650 107,526
EXOR NV
770 67,646
Ferrovial SE
4,390 327,625
Flow Traders Ltd. *
251 7,836
Fugro NV
1,190 15,116
Heineken Holding NV
1,152 99,640
Heineken NV
2,445 226,961
IMCD NV
528 50,784
ING Groep NV
25,077 729,812
JDE Peet's NV
1,441 53,975
Koninklijke Ahold Delhaize NV
7,635 376,829
Koninklijke BAM Group NV
1,985 22,388
Koninklijke Heijmans N.V.
238 25,099
Koninklijke KPN NV
33,177 188,209
Koninklijke Philips NV
6,496 207,857
Koninklijke Vopak NV
453 24,858
Magnum Ice Cream Co. NV *
4,005 63,583
Nebius Group NV * (a)
1,826 166,513
NN Group NV
2,234 182,931
OCI NV *
1,745 7,464
Pharming Group NV *
7,121 11,721
Pharvaris NV *
176 4,997
PostNL NV
4,135 5,589
Prosus NV *
11,229 577,299
QIAGEN NV
1,738 86,170
Randstad NV
928 30,516
Redcare Pharmacy NV, 144A
* (a)
150 10,750
SBM Offshore NV
1,238 47,659
Signify NV, 144A
1,052 24,513
Sligro Food Group NV
193 3,293
Stellantis NV
17,242 141,410
TKH Group NV
353 16,300
TomTom NV *
540 3,350
Universal Music Group NV
9,497 214,446
Van Lanschot Kempen NV
188 12,551
Wereldhave NV REIT
297 8,177
Wolters Kluwer NV
2,013 161,980
(Cost $7,729,354)
10,865,744
Number
of Shares Value $
Poland — 0.1%
InPost SA *
(Cost $36,358)
2,316 41,596
Portugal — 0.6%
Altri SGPS SA
482 2,751
Banco Comercial Portugues SA,
Class R
63,901 67,321
Corticeira Amorim SGPS SA
380 3,062
CTT-Correios de Portugal SA
788 6,639
EDP SA
27,196 145,121
Galp Energia SGPS SA
3,582 77,116
Jeronimo Martins SGPS SA
2,457 64,625
Mota-Engil SGPS SA
717 4,410
Navigator Co. SA
1,910 7,754
NOS SGPS SA
1,957 11,909
REN - Redes Energeticas
Nacionais SGPS SA
3,566 16,222
Semapa-Sociedade de
Investimento e Gestao
190 5,332
Sonae SGPS SA
5,161 12,288
(Cost $328,038)
424,550
Spain — 10.1%
Acciona SA
199 58,032
Acerinox SA
1,456 23,277
ACS Actividades de
Construccion y Servicios SA
1,513 195,939
Aena Sme SA, 144A
6,380 201,055
Almirall SA
439 6,681
Amadeus IT Group SA
3,883 241,979
Atresmedia Corp. de Medios de
Comunicacion SA
649 3,972
Banco Bilbao Vizcaya Argentaria
SA
49,063 1,144,964
Banco de Sabadell SA
42,762 162,093
Banco Santander SA
125,803 1,603,922
Bankinter SA
5,658 94,767
CaixaBank SA
32,968 409,807
Cellnex Telecom SA, 144A *
4,154 157,755
CIE Automotive SA
432 16,232
Cirsa Enterprises SA *
422 7,141
Colonial SFL Socimi SA REIT
2,592 17,457
Construcciones y Auxiliar de
Ferrocarriles SA
153 10,684
Distribuidora Internacional de
Alimentacion SA *
96 4,328
EDP Renovaveis SA
2,902 45,812
eDreams ODIGEO SA *
575 2,140
Elecnor SA
297 10,107
Enagas SA
2,186 39,636
Ence Energia y Celulosa SA * (a)
816 2,420
Endesa SA
2,634 107,594
Fluidra SA
888 23,797
Gestamp Automocion SA, 144A
585 2,209

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Grenergy Renovables SA *
142 18,490
Grifols SA
2,465 30,961
HBX Group International PLC *
679 5,809
Iberdrola SA
55,205 1,307,867
Indra Sistemas SA
679 50,345
Industria de Diseno Textil SA
9,354 628,014
Laboratorios Farmaceuticos
Rovi SA
118 11,817
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros
5,085 7,607
Logista Integral SA
603 22,985
Mapfre SA
8,088 37,749
Melia Hotels International SA
816 8,041
Merlin Properties Socimi SA
REIT
3,509 62,235
Naturgy Energy Group SA
2,108 65,608
Neinor Homes SA, 144A *
493 11,103
Pharma Mar SA *
125 11,853
Prosegur Cash SA, 144A
3,908 2,960
Prosegur Cia de Seguridad SA
923 3,157
Redeia Corp. SA
3,459 64,291
Repsol SA
9,696 217,851
Sacyr SA
5,320 28,514
Solaria Energia y Medio
Ambiente SA *
689 17,886
Tecnicas Reunidas SA *
438 19,128
Telefonica SA
32,204 146,501
Unicaja Banco SA, 144A
8,898 28,388
Vidrala SA
178 17,247
Viscofan SA
345 24,174
(Cost $4,836,460)
7,444,381
Switzerland — 0.4%
DSM-Firmenich AG
1,468 104,839
STMicroelectronics NV
3,863 129,678
STMicroelectronics NV, Class Y
2,042 68,631
(Cost $293,340)
303,148
United Kingdom — 0.4%
Allfunds Group PLC
2,214 22,040
Coca-Cola Europacific Partners
PLC
1,815 200,430
International Consolidated
Airlines Group SA
9,642 54,983
(Cost $203,110)
277,453
TOTAL COMMON STOCKS
(Cost $55,883,647)
72,183,230
PREFERRED STOCKS — 0.8%
Germany — 0.8%
Bayerische Motoren Werke AG
477 50,106
Dr Ing hc F Porsche AG, 144A (a)
1,024 50,080
Draegerwerk AG & Co. KGaA
66 6,987
FUCHS SE
602 26,148
Henkel AG & Co. KGaA
1,339 131,604
Number
of Shares Value $
Jungheinrich AG
388 14,726
KSB SE & Co KGaA
6 7,657
Porsche Automobil Holding SE
1,307 55,643
Sartorius AG (a)
219 62,183
Sixt SE
194 12,562
STO SE & Co. KGaA
28 4,083
Volkswagen AG
1,745 208,664
(Cost $677,890)
630,443
WARRANTS — 0.0%
Italy — 0.0%
Webuild SpA(c)
,
expires 8/2/30
(Cost $0)
38 119
EXCHANGE-TRADED FUNDS
— 0.5%
iShares Currency Hedged MSCI
Eurozone ETF(a)
5,550 259,462
iShares MSCI Eurozone ETF
1,250 85,725
(Cost $319,042)
345,187
SECURITIES LENDING
COLLATERAL — 0.8%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.57%
(d)(e)
(Cost $562,694)
562,694 562,694
CASH EQUIVALENTS — 0.4%
DWS Government Money Market
Series "Institutional Shares",
3.62% (d)
(Cost $293,350)
293,350 293,350
TOTAL INVESTMENTS
— 100.2%
(Cost $57,736,623)
74,015,023
Other assets and liabilities,
net — (0.2%)
(170,699)
NET ASSETS — 100.0%
73,844,324

8 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Securities are listed in country of domicile.
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:
Value ($) at
5/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
2/28/2026
Value ($) at
2/28/2026
COMMON STOCKS — 0.7%
Germany — 0.7%
Deutsche Bank AG (b)
545,004 76,295 (227,720) 118,017 45,363 — — 15,559 556,959
SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.57% (d)(e)
700,075 — (137,381) (f) — — 3,354 — 562,694 562,694
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series "Institutional Shares", 3.62% (d)
166,743 7,036,289 (6,909,682) — — — — 293,350 293,350
1,411,822 7,112,584 (7,274,783) 118,017 45,363 3,354 — 871,603 1,413,003
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2026 amounted to $523,191, which is 0.7% of net assets.
(b)
Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)
Investment was valued using significant unobservable inputs.
(d)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28,
2026.
CVA: Certificaten Van Aandelen (Dutch Certificate)
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DBX ETF Trust | 9
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
At February 28, 2026 the Xtrackers MSCI Eurozone Hedged Equity ETF had the following sector diversification:
At February 28, 2026, open futures contracts purchased were as follows:
At February 28, 2026, the Fund had the following forward foreign currency contracts outstanding:
Currency Abbreviations
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Exchange-Traded
Funds, Securities
Lending Collateral
and Cash
Equivalents
Financials
16,997,392 23 .4
Industrials
15,935,364 21 .8
Information Technology
9,201,944 12 .6
Consumer Discretionary
7,010,786 9 .6
Utilities
5,003,862 6 .9
Health Care
4,430,124 6 .1
Consumer Staples
4,217,701 5 .8
Materials
3,288,976 4 .5
Communication Services
3,024,049 4 .2
Energy
2,690,081 3 .7
Real Estate
1,013,513 1 .4
Total
72,813,792 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
EURO STOXX 50 Index
EUR 11 770,497 799,743 3/20/2026 29,246
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
The Bank of New York Mellon
3/3/2026 EUR 53,648,630 USD 63,907,643 505,686 —
The Bank of New York Mellon
3/3/2026 EUR 589,000 USD 701,624 5,544 —
The Bank of New York Mellon
3/3/2026 EUR 1,402,700 USD 1,651,379 — (6,332)
Morgan Stanley Capital
3/3/2026 USD 65,694,538 EUR 55,640,330 61,210 —
Morgan Stanley Capital
4/2/2026 EUR 55,640,330 USD 65,789,071 — (74,865)
RBC Capital Markets
4/2/2026 EUR 2,832,000 USD 3,348,497 — (3,868)
RBC Capital Markets
4/2/2026 EUR 2,948,200 USD 3,488,567 — (1,348)
Total unrealized appreciation (depreciation)
572,440 (86,413)
EUR Euro
USD U.S. Dollar

10 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DBEZ-PH3
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 72,183,230 $ — $ 0 $ 72,183,230
Preferred Stocks
630,443 — — 630,443
Warrants
— — 119 119
Exchange-Traded Funds
345,187 — — 345,187
Short-Term Investments (a)
856,044 — — 856,044
Derivatives (b)
Forward Foreign Currency Contracts
— 572,440 — 572,440
Futures Contracts
29,246 — — 29,246
TOTAL
$ 74,044,150 $ 572,440 $ 119 $ 74,616,709
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Forward Foreign Currency Contracts
$ — $ (86,413) $ — $ (86,413)
TOTAL
$ — $ (86,413) $ — $ (86,413)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.